Financial Instruments, Credit Risk (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($) Customer	Aug. 31, 2017 USD ($) Customer	Aug. 31, 2016 USD ($) Customer
Financial Instruments [Abstract]
Percentage of total sales represent for top customer		10.10%
Number of customers representing more than 10% of total sales | Customer	0	1	0
Trade account receivable [Abstract]
Trade accounts receivable	$ 47,273	$ 41,130
Changes in allowance for doubtful accounts [Abstract]
Balance - Beginning of year	2,960	3,752
Addition charged to earnings	834	654
Writeoff of uncollectible accounts	(3,022)	(1,446)
Balance - End of year	772	2,960	$ 3,752
Current [Member]
Trade account receivable [Abstract]
Trade accounts receivable	34,344	35,100
Past Due, 0 to 30 days [Member]
Trade account receivable [Abstract]
Trade accounts receivable	6,011	3,049
Past Due, 31 to 60 days [Member]
Trade account receivable [Abstract]
Trade accounts receivable	2,556	1,289
Past Due, More than 60 days [Member]
Trade account receivable [Abstract]
Trade accounts receivable	$ 4,362	$ 1,692